S000004333 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	29.84%	5.10%	4.42%
iShares U.S. Telecommunications ETF
Prospectus [Line Items]
Average Annual Return, Percent		29.28%	4.74%	4.18%
Performance Inception Date					May 22, 2000
iShares U.S. Telecommunications ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.57%	4.14%	3.52%
iShares U.S. Telecommunications ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.72%	3.55%	3.13%

[1]	The Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Select Telecommunications Index through September 19, 2021 and the Russell 1000 Telecommunications RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.